Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Oil and natural gas sales, net of royalties	$ 1,254,806	$ 1,292,736	$ 920,693
Type of revenue	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember
Commodity derivative instruments gain/(loss)	$ (66,071)	$ 88,232	$ 14,310
Total	1,188,735	1,380,968	935,003
Expenses
Production taxes	83,109	87,286	54,318
General and administrative	72,853	75,783	74,301
Depletion, depreciation and accretion	356,830	304,274	250,774
Goodwill impairment	451,121
Interest	33,919	36,799	38,714
Foreign exchange (gain)/loss	(25,378)	39,521	(30,150)
Gain on divestment of assets		0	(78,400)
Other expense /(income)	(7,529)	(5,909)	(1,906)
Total	1,400,594	899,478	616,017
Income/(Loss) Before Taxes	(211,859)	481,490	318,986
Current income tax expense/(recovery)	(33,414)	(27,093)	(47,957)
Deferred income tax expense/(recovery)	81,275	130,304	129,945
Net Income/(Loss)	(259,720)	378,279	236,998
Other Comprehensive Income/(Loss)
Unrealized gain/(loss) on foreign currency translation	(80,602)	125,817	(90,277)
Total Comprehensive Income/(Loss)	$ (340,322)	$ 504,096	$ 146,721
Net Income/(Loss) per Share
Basic (in CAD per share)	$ (1.12)	$ 1.55	$ 0.98
Diluted (in CAD per share)	$ (1.12)	$ 1.53	$ 0.96
Operating
Expenses
Costs of goods sold	$ 290,766	$ 238,261	$ 197,101
Transportation
Expenses
Costs of goods sold	$ 144,903	$ 123,463	$ 111,265